Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001605803
Hartford Multifactor US Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HARTFORD MULTIFACTOR US EQUITY ETF
Supplement [Text Block]	ck0001605803_SupplementTextBlock

HARTFORD MULTIFACTOR DEVELOPED MARKETS (EX-US) ETF

HARTFORD MULTIFACTOR EMERGING MARKETS ETF

HARTFORD MULTIFACTOR US EQUITY ETF

HARTFORD MULTIFACTOR GLOBAL SMALL CAP ETF

HARTFORD MULTIFACTOR REIT ETF

(each, a “Fund” and collectively, the “Funds”)

Series of the Lattice Strategies Trust (the “Trust”)

______________________

Supplement dated December 14, 2016 to the Prospectus, dated February 1, 2016, as supplemented,

and Statement of Additional Information (“SAI”), dated February 1, 2016, as supplemented

______________________

This supplement contains new and additional information beyond that in the Prospectus and SAI and should be read in connection with these documents.

On December 8, 2016, the Trust’s board of trustees (the “Board”) including all of the trustees who are not considered to be “interested persons” as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), unanimously approved an amendment to the Investment Advisory Agreement (the “Amendment”) between the Trust and Lattice Strategies LLC (the “Advisor”) that will take effect January 1, 2017.

Pursuant to the Amendment, effective January 1, 2017, the Advisor agrees to pay the (i) fees to and reimbursement of expenses of the Independent Trustees, (ii) fees paid to legal counsel to the Independent Trustees, and (iii) fees paid to the Trust’s chief compliance officer (collectively, “Assumed Costs”). Prior to the Amendment, the Trust’s Assumed Costs were reimbursed by the Advisor pursuant to an Expense Reimbursement Agreement dated January 25, 2016, between the Trust and the Advisor (the “Expense Reimbursement Agreement”). Since, upon the effectiveness of the Amendment, the Advisor will be responsible for the Assumed Costs, the Board also approved the termination of Expense Reimbursement Agreement, effective January 1, 2017.

Additionally, effective the same date, the Advisor has agreed to reduce the management fee payable in respect of each Fund as follows:

Fund Name	Old Rate	New Rate
Hartford Multifactor Developed Markets (ex-US) ETF	0.50%	0.39%
Hartford Multifactor Emerging Markets ETF	0.65%	0.59%
Hartford Multifactor U.S. Equity ETF	0.35%	0.29%
Hartford Multifactor Global Small Cap ETF	0.60%	0.55%

Accordingly, the following changes are being made to the Prospectus and SAI, effective January 1, 2017:

3.	Hartford Multifactor U.S. Equity ETF

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.29%
DISTRIBUTION AND SERVICE (12b-1) FEES	0.00%
OTHER EXPENSES	None
TOTAL ANNUAL FUND OPERATING EXPENSES	0.29%

Expenses on a $10,000 investment:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$30	$93	$163	$368

Finally, pursuant to the Amendment, the Advisor has agreed to waive the management fee payable in respect of a Fund if such Fund invests all (or substantially all) of its assets in a single, registered open-end management investment company as part of a “master-feeder” structure in accordance with Section 12(d)(1)(E) under the 1940 Act. At this time, no Fund operates as a feeder fund in a master-feeder structure.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Supplement Closing [Text Block]	ck0001605803_SupplementClosingTextBlock	Investors Should Retain This Supplement for Future Reference
Hartford Multifactor US Equity ETF | Hartford Multifactor US Equity ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.29%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	none
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.29%
1 YEAR	rr_ExpenseExampleYear01	$ 30
3 YEARS	rr_ExpenseExampleYear03	93
5 YEARS	rr_ExpenseExampleYear05	163
10 YEARS	rr_ExpenseExampleYear10	$ 368